SIGNIFICANT RELATED PARTY TRANSACTIONS (Details Textual)	1 Months Ended				12 Months Ended
	Oct. 31, 2014 CNY (¥)	Oct. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Reduction in service agreement charges	¥ 6,000	$ 1,000	¥ 30,000	$ 4,900
Current payables to related parties					¥ 36,017,000		¥ 35,626,000
Proceeds from borrowings, classified as financing activities					0		0	¥ 48,813,000
Borrowings					36,017,000		35,626,000
Stuart Management Co [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Payment of administrative services					81,000	$ 12,000
Current payables to related parties					0		7,000		$ 0	$ 1,000
Wong Kung Tok [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Proceeds from borrowings, classified as financing activities					34,928,000		34,469,000
Sound Treasure Limited [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Borrowings					1,089,000,000,000		1,157,000		$ 167,000,000,000	$ 167,000
Mr. Huang Jia Dong and Su Pei Zhi [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Provision of guarantees or collateral to entity, related party transactions					¥ 0		¥ 0	¥ 90,000,000